Share-based payments - ESP Option Activity (Details) - ESP	6 Months Ended
Jun. 30, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested contributions, January 1, 2018 (in shares)	1,039,030
Granted (in shares)	331,987
Dividends credited (in shares)	26,960
Vested (in shares)	(255,867)
Forfeited (in shares)	(71,395)
Unvested contributions, June 30, 2018 (in shares)	1,070,715
Weighted average fair value at measurement date, other equity instruments granted | $	$ 56